Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000889512
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 24, 2016
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015